                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
-------------------------------------------------------------------------------

                               MFS SERIES TRUST X
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: May 31*
-------------------------------------------------------------------------------

                   Date of reporting period: August 31, 2006
-------------------------------------------------------------------------------

* This Form N-Q pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) International Value Fund

8/31/06
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS International Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 95.0%
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Sydney Roads Group (n)                                                                           2,874,800         $    2,272,475
---------------------------------------------------------------------------------------------------------------------------------
Thai Airways International Public Co. Ltd.                                                       2,382,000              2,788,930
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,061,405
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                         408,754         $    7,280,241
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Impact 21 Co. Ltd.                                                                                 116,100         $    2,132,409
---------------------------------------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd. (l)                                                                              165,900              1,081,680
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,214,089
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc. (l)                                                                                   95,970         $    5,388,970
---------------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (l)                                                                    147,882              7,663,222
---------------------------------------------------------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin (l)                                                  83,144              5,646,661
---------------------------------------------------------------------------------------------------------------------------------
Continental AG                                                                                      38,032              4,069,308
---------------------------------------------------------------------------------------------------------------------------------
Hyundai Mobis                                                                                       37,220              3,411,091
---------------------------------------------------------------------------------------------------------------------------------
Kongsberg Automotive A.S.A.                                                                        265,273              2,182,350
---------------------------------------------------------------------------------------------------------------------------------
Nissan Motor Co. Ltd. (l)                                                                          398,500              4,530,802
---------------------------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen S.A. (l)                                                                       116,592              6,584,105
---------------------------------------------------------------------------------------------------------------------------------
Renault S.A. (l)                                                                                    34,284              3,993,377
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   43,469,886
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Actelion Ltd. (n)                                                                                   21,670         $    2,902,720
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Fuji Television Network, Inc.                                                                        2,336         $    5,236,240
---------------------------------------------------------------------------------------------------------------------------------
Nippon Television Network Corp.                                                                     40,290              5,487,379
---------------------------------------------------------------------------------------------------------------------------------
Vivendi Universal S.A. (l)                                                                         179,590              6,178,903
---------------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                                      451,839              5,508,531
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   22,411,053
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Van Lanschot N.V.                                                                                   18,500         $    1,642,820
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Premiere AG (n)                                                                                    113,469         $    1,427,821
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Hanwha Chemical Corp.                                                                              194,800         $    1,975,762
---------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                        129,880             19,076,092
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   21,051,854
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Buzzi Unicem S.p.A. (l)                                                                            118,899         $    2,675,851
---------------------------------------------------------------------------------------------------------------------------------
Fletcher Building Ltd. (l)                                                                         776,032              4,410,669
---------------------------------------------------------------------------------------------------------------------------------
Geberit AG                                                                                           4,213              4,910,544
---------------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A.                                                                                 243,563              3,852,897
---------------------------------------------------------------------------------------------------------------------------------
Nexity International                                                                                36,259              2,094,521
---------------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                                                          339,000              2,975,965
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,920,447
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Kao Corp.                                                                                          358,000         $    9,550,328
---------------------------------------------------------------------------------------------------------------------------------
Uni-Charm Corp. (l)                                                                                167,000              9,351,317
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,901,645
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Saft Groupe S.A.                                                                                    56,285         $    1,514,596
---------------------------------------------------------------------------------------------------------------------------------
Samsung SDI Co. Ltd.                                                                                16,400              1,357,994
---------------------------------------------------------------------------------------------------------------------------------
Spectris PLC                                                                                       135,980              1,626,698
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,499,288
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
Barco N.V. (l)                                                                                      24,035         $    2,122,014
---------------------------------------------------------------------------------------------------------------------------------
Brother Industries Ltd.                                                                            173,000              1,975,795
---------------------------------------------------------------------------------------------------------------------------------
Canon, Inc.                                                                                        101,500              5,052,075
---------------------------------------------------------------------------------------------------------------------------------
Konica Minolta Holdings, Inc. (n)                                                                  479,000              6,266,641
---------------------------------------------------------------------------------------------------------------------------------
OMRON Corp.                                                                                        183,100              4,260,317
---------------------------------------------------------------------------------------------------------------------------------
Ricoh Co. Ltd.                                                                                     260,000              5,107,816
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                        11,480              7,762,405
---------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (l)                                               469,866              4,374,452
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   36,921,515
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                        53,600         $    3,499,008
---------------------------------------------------------------------------------------------------------------------------------
Norsk Hydro A.S.A.                                                                                 243,450              6,278,058
---------------------------------------------------------------------------------------------------------------------------------
PTT Public Co.                                                                                     416,540              2,615,845
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,392,911
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC                                                                              460,690         $   15,971,743
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                                                    330,104             22,258,913
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   38,230,656
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC                                                                              708,900         $    7,548,644
---------------------------------------------------------------------------------------------------------------------------------
CoolBrands International, Inc. (n)                                                                 268,700                194,596
---------------------------------------------------------------------------------------------------------------------------------
CSM N.V.                                                                                           180,531              5,514,968
---------------------------------------------------------------------------------------------------------------------------------
Greencore Group PLC                                                                                443,394              2,323,796
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A. (l)                                                                                     72,719             25,016,920
---------------------------------------------------------------------------------------------------------------------------------
Nong Shim Co. Ltd.                                                                                  16,820              4,050,588
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   44,649,512
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Carrefour S.A. (l)                                                                                 185,444         $   11,444,168
---------------------------------------------------------------------------------------------------------------------------------
Lawson, Inc. (l)                                                                                   118,800              4,151,368
---------------------------------------------------------------------------------------------------------------------------------
Tesco PLC                                                                                        1,743,340             12,528,050
---------------------------------------------------------------------------------------------------------------------------------
William Morrison Supermarkets PLC                                                                1,963,410              8,274,970
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   36,398,556
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                                                         580,690         $    1,577,033
---------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Indesit Co. S.p.A. (l)                                                                             171,128         $    1,989,779
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
William Hill PLC                                                                                   227,003         $    2,748,016
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Aviva PLC                                                                                          563,219         $    7,917,823
---------------------------------------------------------------------------------------------------------------------------------
Benfield Group PLC                                                                                 673,442              4,733,678
---------------------------------------------------------------------------------------------------------------------------------
Catlin Group Ltd.                                                                                  340,884              3,064,931
---------------------------------------------------------------------------------------------------------------------------------
Hiscox PLC                                                                                         851,047              3,874,571
---------------------------------------------------------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC                                                                   767,157              5,724,867
---------------------------------------------------------------------------------------------------------------------------------
Swiss Reinsurance Co.                                                                               73,964              5,645,143
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   30,961,013
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Heiwa Corp. (l)                                                                                    248,600         $    3,390,096
---------------------------------------------------------------------------------------------------------------------------------
NAMCO BANDAI Holdings, Inc.                                                                        278,900              4,395,177
---------------------------------------------------------------------------------------------------------------------------------
Tamron Co. Ltd. (l)                                                                                131,200              2,297,929
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,083,202
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
ASSA ABLOY AB, "B" (l)                                                                             263,970         $    4,625,238
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                                                            661,000         $    7,561,247
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                                 200,286         $    8,668,243
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                                               1,923,000         $   10,243,544
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO                                                                                        101,210         $    4,766,991
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
ZTE Corp.                                                                                          339,200         $    1,160,158
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique S.A. (n)                                                          12,766         $    2,061,154
---------------------------------------------------------------------------------------------------------------------------------
Fugro N.V. (l)                                                                                      44,641              1,973,504
---------------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (l)(n)                                                                35,680              1,857,157
---------------------------------------------------------------------------------------------------------------------------------
Vallourec S.A. (l)                                                                                   9,265              2,077,631
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,969,446
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 15.7%
---------------------------------------------------------------------------------------------------------------------------------
Aiful Corp. (l)                                                                                    231,700         $    9,281,428
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas (l)                                                                                     75,643              8,040,260
---------------------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A. (l)                                                                           347,564             14,122,643
---------------------------------------------------------------------------------------------------------------------------------
Dah Sing Financial Holdings Ltd.                                                                   387,600              3,324,215
---------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC                                                                                     215,741              4,014,064
---------------------------------------------------------------------------------------------------------------------------------
DNB Holding A.S.A. (l)                                                                             416,900              5,391,972
---------------------------------------------------------------------------------------------------------------------------------
Hana Financial Group, Inc.                                                                          77,450              3,339,543
---------------------------------------------------------------------------------------------------------------------------------
ING Groep N.V.                                                                                     253,992             10,984,462
---------------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC                                                                         184,860              4,761,283
---------------------------------------------------------------------------------------------------------------------------------
Joyo Bank                                                                                          491,000              2,971,192
---------------------------------------------------------------------------------------------------------------------------------
Krungthai Card PLC                                                                               2,684,800              1,393,124
---------------------------------------------------------------------------------------------------------------------------------
LIC Housing Finance Ltd.                                                                           288,500              1,020,373
---------------------------------------------------------------------------------------------------------------------------------
Nordea Bank AB                                                                                     386,210              4,848,872
---------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                                   352,101             11,952,179
---------------------------------------------------------------------------------------------------------------------------------
Shinhan Financial Group Co. Ltd.                                                                    86,650              3,907,498
---------------------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                                                  999,000              6,155,945
---------------------------------------------------------------------------------------------------------------------------------
Shizuoka Bank Ltd. (l)                                                                             286,000              3,276,093
---------------------------------------------------------------------------------------------------------------------------------
Siam City Bank Public Co. Ltd.                                                                   4,116,900              2,191,006
---------------------------------------------------------------------------------------------------------------------------------
SinoPac Holdings                                                                                 5,845,000              2,558,415
---------------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken AB, "A"                                                                      232,700              6,067,838
---------------------------------------------------------------------------------------------------------------------------------
Takefuji Corp. (l)                                                                                 210,470             11,354,940
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  120,957,345
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 7.4%
---------------------------------------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                                              312,600         $   12,681,974
---------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                                                577,840             16,378,822
---------------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                        232,250             13,261,450
---------------------------------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo                                                                                   38,199              3,428,823
---------------------------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                                                     112,100              7,423,651
---------------------------------------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd. (l)                                                                        302,000              3,850,609
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   57,025,329
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
PagesJaunes Groupe S.A.                                                                            196,345         $    5,633,248
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                                  519,969              5,581,405
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,214,653
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
SMRT Corp. Ltd.                                                                                  3,314,270         $    2,253,674
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A                                                                                   25,305         $    5,340,537
---------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A., Bearer Shares (l)                                                               17,331              3,657,650
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,998,187
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V.                                                                         187,020         $    1,813,076
---------------------------------------------------------------------------------------------------------------------------------
KappAhl Holding AB                                                                                 307,530              1,960,222
---------------------------------------------------------------------------------------------------------------------------------
Matalan PLC                                                                                        843,384              2,799,434
---------------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                           106,237              3,373,522
---------------------------------------------------------------------------------------------------------------------------------
Praktiker Bau-und Heimwerkermaerkte Holding AG                                                     165,046              5,268,217
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,214,471
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
KDDI Corp.                                                                                             835         $    5,515,427
---------------------------------------------------------------------------------------------------------------------------------
Mobilcom AG (l)(n)                                                                                 105,523              2,245,959
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                               4,097,819              8,879,251
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,640,637
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
FastWeb S.p.A. (l)(n)                                                                               47,620         $    1,856,848
---------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A. (l)                                                                            381,751              8,105,646
---------------------------------------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc. (n)                                                                           159,703              1,069,892
---------------------------------------------------------------------------------------------------------------------------------
Royal KPN N.V                                                                                      311,591              3,844,998
---------------------------------------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                                                                1,060,662              2,906,424
---------------------------------------------------------------------------------------------------------------------------------
Telekom Austria AG                                                                                 128,380              3,145,359
---------------------------------------------------------------------------------------------------------------------------------
Telenor A.S.A.                                                                                     400,420              5,067,966
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   25,997,133
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
British American Tobacco PLC                                                                       311,775         $    8,552,162
---------------------------------------------------------------------------------------------------------------------------------
Swedish Match AB (l)                                                                               325,583              5,502,672
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,054,834
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
TNT N.V.                                                                                           375,498         $   14,122,146
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                            103,861         $   13,196,963
---------------------------------------------------------------------------------------------------------------------------------
Hera S.p.A. (l)                                                                                    667,399              2,268,005
---------------------------------------------------------------------------------------------------------------------------------
Scottish Power PLC                                                                                 290,559              3,434,379
---------------------------------------------------------------------------------------------------------------------------------
Suez S.A. (l)                                                                                      110,931              4,744,869
---------------------------------------------------------------------------------------------------------------------------------
United Utilities PLC                                                                               479,645              6,272,383
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   29,916,599
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                              $  730,125,337
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Henkel KGaA, IPS (l)                                                                               104,037         $   13,289,982
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS                                                                                           $   13,289,982
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 4.5% (Y)
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.28%, due 9/01/06                                           $30,619,000         $   30,619,000
---------------------------------------------------------------------------------------------------------------------------------
Societe Generale, 5.29%, due 9/01/06                                                             4,104,000              4,104,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS                                                                                     $   34,723,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 14.5%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                               111,197,908         $  111,197,908
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                             $  889,336,227
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (15.7)%                                                                             (120,527,608)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $  768,808,619
---------------------------------------------------------------------------------------------------------------------------------

(k) As of August 31, 2006, the fund had one security that was fair valued, aggregating $5,340,537 and 0.60% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR    American Depository Receipt
IPS    International Preference Stock

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERNATIONAL VALUE FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 08/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $803,332,480
                                                                  ============
Gross unrealized appreciation                                     $107,784,666
Gross unrealized depreciation                                      (21,780,919)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 86,003,747
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of August 31, 2006, are as follows:

-------------------------------
Great Britain             21.2%
-------------------------------
Japan                     19.5%
-------------------------------
France                    15.2%
-------------------------------
Switzerland                9.2%
-------------------------------
Germany                    6.7%
-------------------------------
Netherlands                5.0%
-------------------------------
Sweden                     3.7%
-------------------------------
South Korea                3.5%
-------------------------------
Norway                     2.7%
-------------------------------
Others                    13.3%
-------------------------------

MFS(R) Emerging Markets Equity Fund

8/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Emerging Markets Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2006

ISSUER                                                                                            SHARES/PAR        VALUE ($)
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.0%
------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 2.1%
------------------------------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR                                                                97,050      $  4,353,663
------------------------------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR - Ordinary (l)                                                 11,160           437,472
------------------------------------------------------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V.,"C"                                                                      1,070,270         4,508,103
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  9,299,238
------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.9%
------------------------------------------------------------------------------------------------------------------------------
Hyundai Mobis                                                                                         25,240      $  2,313,163
------------------------------------------------------------------------------------------------------------------------------
PT Astra International Tbk.                                                                        1,418,000         1,726,423
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  4,039,586
------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.9%
------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                             211,800      $  4,032,672
------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.5%
------------------------------------------------------------------------------------------------------------------------------
CITIC Pacific Ltd.                                                                                   677,000      $  2,163,190
------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.5%
------------------------------------------------------------------------------------------------------------------------------
Naspers Ltd.                                                                                         121,360      $  2,094,154
------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 3.5%
------------------------------------------------------------------------------------------------------------------------------
Formosa Chemicals & Fibre Corp.                                                                       20,802      $     30,003
------------------------------------------------------------------------------------------------------------------------------
Israel Chemicals Ltd.                                                                                694,730         3,319,301
------------------------------------------------------------------------------------------------------------------------------
Makhteshim-Agan Industries Ltd.                                                                      454,910         2,326,647
------------------------------------------------------------------------------------------------------------------------------
Sasol Ltd.                                                                                           269,120         9,325,017
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 15,000,968
------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.8%
------------------------------------------------------------------------------------------------------------------------------
Acer, Inc.                                                                                            11,730      $     18,113
------------------------------------------------------------------------------------------------------------------------------
High Tech Computer Corp.                                                                             136,800         3,451,343
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  3,469,456
------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.5%
------------------------------------------------------------------------------------------------------------------------------
Alfa S.A de C.V., "A"                                                                                423,040      $  2,061,247
------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 2.5%
------------------------------------------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR (n)                                                                          171,744      $  4,961,684
------------------------------------------------------------------------------------------------------------------------------
Consorcio ARA S.A. de C.V.                                                                           259,640         1,208,966
------------------------------------------------------------------------------------------------------------------------------
Corporacion Moctezuma S.A. de C.V.                                                                   945,100         1,984,810
------------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                                                          460,660         2,868,399
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 11,023,859
------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.0%
------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                         1,109,930      $  4,179,074
------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 11.9%
------------------------------------------------------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                                                                          984,500      $  5,101,528
------------------------------------------------------------------------------------------------------------------------------
AU Optronics Corp.                                                                                 2,270,120         3,360,483
------------------------------------------------------------------------------------------------------------------------------
MediaTek, Inc.                                                                                       210,631         1,920,735
------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                          41,820        28,277,333
------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                                                        2,637,331         4,657,627
------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                     898,884         8,368,610
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 51,686,316
------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 4.6%
------------------------------------------------------------------------------------------------------------------------------
Addax Petroleum Corp. (a)(n)                                                                         128,710      $  3,152,938
------------------------------------------------------------------------------------------------------------------------------
Addax Petroleum Corp.                                                                                 63,120         1,546,216
------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                                         4,922,000         4,303,582
------------------------------------------------------------------------------------------------------------------------------
Oil & Natural Gas Corp. Ltd.                                                                          68,060         1,784,450
------------------------------------------------------------------------------------------------------------------------------
PTT Public Co.                                                                                       485,400         3,048,281
------------------------------------------------------------------------------------------------------------------------------
Reliance Industries Ltd.                                                                             255,220         6,140,613
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 19,976,080
------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 12.9%
------------------------------------------------------------------------------------------------------------------------------
China Petroleum & Chemical Corp.                                                                   7,080,000      $  4,214,963
------------------------------------------------------------------------------------------------------------------------------
LUKOIL, ADR                                                                                          204,340        17,103,258
------------------------------------------------------------------------------------------------------------------------------
OAO Gazprom (l)                                                                                      131,640         2,744,694
------------------------------------------------------------------------------------------------------------------------------
PetroChina Co. Ltd.                                                                                7,808,000         8,804,788
------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR                                                                        254,760        22,841,782
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 55,709,485
------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.5%
------------------------------------------------------------------------------------------------------------------------------
Embotelladoras Arca S.A. de C.V.                                                                     778,100      $  2,255,517
------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.8%
------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR (l)                                                                        72,660      $  3,773,234
------------------------------------------------------------------------------------------------------------------------------
Votorantim Celulose e Papel S.A., ADR (l)                                                            244,995         3,951,769
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  7,725,003
------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.5%
------------------------------------------------------------------------------------------------------------------------------
Resorts World Berhad                                                                                 645,300      $  2,086,137
------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.4%
------------------------------------------------------------------------------------------------------------------------------
Shinsegae Co. Ltd.                                                                                     3,740      $  1,855,799
------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.3%
------------------------------------------------------------------------------------------------------------------------------
Liberty Group Ltd.                                                                                   165,340      $  1,626,817
------------------------------------------------------------------------------------------------------------------------------
Samsung Fire & Marine Insurance Co. Ltd.                                                              18,820         2,642,983
------------------------------------------------------------------------------------------------------------------------------
Sanlam Ltd.                                                                                          652,320         1,369,736
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  5,639,536
------------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.0%
------------------------------------------------------------------------------------------------------------------------------
NHN Corp.                                                                                             21,880      $  2,066,685
------------------------------------------------------------------------------------------------------------------------------
Universo Online S.A., IPS (n)                                                                        397,700         2,271,247
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  4,337,932
------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 1.2%
------------------------------------------------------------------------------------------------------------------------------
Standard Bank Group Ltd.                                                                             483,060      $  5,210,888
------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 10.0%
------------------------------------------------------------------------------------------------------------------------------
Aluminum Corp. of China Ltd.                                                                       2,142,000      $  1,528,593
------------------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                                   195,890         8,477,987
------------------------------------------------------------------------------------------------------------------------------
China Steel Corp.                                                                                  2,102,526         1,706,383
------------------------------------------------------------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A., ADR (l)                                                          63,770         1,869,736
------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                      565,810        12,130,966
------------------------------------------------------------------------------------------------------------------------------
KGHM Polska Miedz S.A.                                                                                62,260         2,164,967
------------------------------------------------------------------------------------------------------------------------------
Mining & Metallurgical Co. Norilsk Nickel, ADR                                                        27,380         3,737,370
------------------------------------------------------------------------------------------------------------------------------
POSCO, ADR                                                                                           123,410         7,664,995
------------------------------------------------------------------------------------------------------------------------------
Southern Copper Corp. (l)                                                                             21,210         1,958,107
------------------------------------------------------------------------------------------------------------------------------
Ternium S.A., ADR (n)                                                                                 80,900         2,039,489
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 43,278,593
------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.4%
------------------------------------------------------------------------------------------------------------------------------
Transneft, IPS                                                                                           900      $  1,610,388
------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 14.3%
------------------------------------------------------------------------------------------------------------------------------
Absa Group Ltd.                                                                                      298,092      $  4,264,182
------------------------------------------------------------------------------------------------------------------------------
African Bank Investments Ltd.                                                                      1,242,120         4,377,978
------------------------------------------------------------------------------------------------------------------------------
Akbank T.A.S.                                                                                        446,438         2,438,386
------------------------------------------------------------------------------------------------------------------------------
Banco Bradesco S.A., IPS                                                                             203,700         6,601,020
------------------------------------------------------------------------------------------------------------------------------
Banco Nossa Caixa S.A.                                                                               158,530         3,179,469
------------------------------------------------------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.                                                                         865,560         2,533,571
------------------------------------------------------------------------------------------------------------------------------
Cathay Financial Holding Co. Ltd.                                                                    901,708         1,724,013
------------------------------------------------------------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd.                                                                139,197            91,180
------------------------------------------------------------------------------------------------------------------------------
Hana Financial Group, Inc.                                                                            47,346         2,041,498
------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank                                                                                         140,000        11,330,490
------------------------------------------------------------------------------------------------------------------------------
Malayan Banking Berhad                                                                               827,800         2,518,707
------------------------------------------------------------------------------------------------------------------------------
Old Mutual PLC                                                                                     1,100,210         3,431,856
------------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                                    45,420         2,657,070
------------------------------------------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk.                                                                          3,872,000         1,932,390
------------------------------------------------------------------------------------------------------------------------------
Sberbank Rossii                                                                                        1,100         2,387,000
------------------------------------------------------------------------------------------------------------------------------
Shinhan Financial Group Co. Ltd.                                                                      62,160         2,803,117
------------------------------------------------------------------------------------------------------------------------------
Turkiye Is Bankasi A.S., "C"                                                                         772,090         4,454,264
------------------------------------------------------------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                                      45,750         3,310,012
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 62,076,203
------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 2.2%
------------------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                                                1,653,546      $  9,323,610
------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.4%
------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR                                                             302,300      $ 10,507,948
------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 2.5%
------------------------------------------------------------------------------------------------------------------------------
Compania de Minas Buenaventura S.A.A., ADR                                                           148,840      $  4,160,078
------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., "B"                                                             39,590         2,304,534
------------------------------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                                                         24,120         4,462,952
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 10,927,564
------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.2%
------------------------------------------------------------------------------------------------------------------------------
All America Latina Logistica S.A.                                                                     63,360      $  5,316,628
------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.5%
------------------------------------------------------------------------------------------------------------------------------
Formosa Plastics Corp.                                                                                36,810      $     50,127
------------------------------------------------------------------------------------------------------------------------------
LG Chemical Ltd.                                                                                      52,380         2,133,233
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  2,183,360
------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.5%
------------------------------------------------------------------------------------------------------------------------------
Submarino S.A.                                                                                       103,640      $  2,116,285
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 7.1%
------------------------------------------------------------------------------------------------------------------------------
Advanced Info Service PLC                                                                            838,500      $  2,019,272
------------------------------------------------------------------------------------------------------------------------------
China Mobile Ltd.                                                                                  1,905,500        12,814,161
------------------------------------------------------------------------------------------------------------------------------
Egyptian Mobil Services (MobiNil)                                                                    100,320         2,447,256
------------------------------------------------------------------------------------------------------------------------------
Globe Telecom, Inc.                                                                                  209,340         4,059,053
------------------------------------------------------------------------------------------------------------------------------
MTN Group Ltd.                                                                                       354,280         2,808,706
------------------------------------------------------------------------------------------------------------------------------
Partner Communication Co. Ltd.                                                                       228,660         2,126,538
------------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications, ADR (n)                                                                        86,250         4,685,100
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 30,960,086
------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.0%
------------------------------------------------------------------------------------------------------------------------------
Axtel S.A. de C.V. (n)                                                                               967,600      $  1,923,059
------------------------------------------------------------------------------------------------------------------------------
Bezeq - The Israel Telecommunication Corp. Ltd.                                                    1,791,080         2,162,752
------------------------------------------------------------------------------------------------------------------------------
China Netcom Group Corp. Ltd.                                                                        985,000         1,730,081
------------------------------------------------------------------------------------------------------------------------------
China Telecom Corp. Ltd.                                                                           6,182,000         2,082,619
------------------------------------------------------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.                                                                99,890         3,755,707
------------------------------------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk.                                                                   3,372,000         2,921,882
------------------------------------------------------------------------------------------------------------------------------
Telkom SA Ltd.                                                                                       142,430         2,684,751
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 17,260,851
------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.9%
------------------------------------------------------------------------------------------------------------------------------
KT&G Corp.                                                                                            69,790      $  4,094,618
------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.0%
------------------------------------------------------------------------------------------------------------------------------
Imperial Holdings                                                                                    224,520      $  4,434,387
------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.7%
------------------------------------------------------------------------------------------------------------------------------
AES Tiete S.A., IPS                                                                               50,438,000      $  1,312,093
------------------------------------------------------------------------------------------------------------------------------
Equatorial Energia S.A., IEU (n)                                                                      47,200           344,373
------------------------------------------------------------------------------------------------------------------------------
Manila Water Co., Inc.                                                                            20,765,000         3,637,963
------------------------------------------------------------------------------------------------------------------------------
Tractebel Energia S.A.                                                                               207,300         1,865,217
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  7,159,646
------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                             $425,096,304
------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.3%
------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.3%
------------------------------------------------------------------------------------------------------------------------------
Usinas Siderurgicas de Minas Gerais S.A.                                                              50,300      $  1,576,301
------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 2.8%
------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                  11,986,856      $ 11,986,856
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.5%
------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 5.27%, due 9/01/06 (y)                                                     $ 2,078,000      $  2,078,000
------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                            $440,737,461
------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (1.6)%                                                                             (7,030,111)
------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                             $433,707,350
------------------------------------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,152,938, representing 0.73% of net assets.
(k) As of August 31, 2006, the fund had three securities that were fair valued, aggregating $7,508,020 and 1.70% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR  American Depository Receipt
GDR  Global Depository Receipt
IEU  International Equity Unit
IPS  International Preference Stock

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS EMERGING MARKETS EQUITY FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 08/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                          $361,904,235
                                                        ============
Gross unrealized appreciation                           $ 85,480,514
Gross unrealized depreciation                             (6,647,288)
                                                        ------------
      Net unrealized appreciation (depreciation)        $ 78,833,226
                                                        ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of August 31, 2006, are as follows:

---------------------------------
Brazil                      17.8%
---------------------------------
South Korea                 15.5%
---------------------------------
South Africa                 9.8%
---------------------------------
Taiwan                       8.0%
---------------------------------
Russia                       7.4%
---------------------------------
Mexico                       6.3%
---------------------------------
China                        5.3%
---------------------------------
Israel                       4.7%
---------------------------------
Hong Kong                    4.5%
---------------------------------
Others                      20.7%
---------------------------------

MFS(R) International Growth Fund

8/31/06
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS International Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.2%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Finmeccanica S.p.A.                                                                                261,770         $    5,796,272
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (l)                                                                              40,210         $    8,774,728
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Li & Fung Ltd.                                                                                   3,447,200         $    8,200,073
---------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.                                                              188,500             19,408,063
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   27,608,136
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc. (l)                                                                                  106,240         $    5,965,657
---------------------------------------------------------------------------------------------------------------------------------
Continental AG                                                                                      51,913              5,554,533
---------------------------------------------------------------------------------------------------------------------------------
Toyota Industries Corp.                                                                            201,900              8,414,651
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,934,841
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Actelion Ltd. (n)                                                                                   58,530         $    7,840,156
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A. (l)                                                                    218,050         $    5,018,193
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                           564,650             10,750,936
---------------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                                    1,110,430             13,537,650
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   29,306,779
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Julius Baer Holding Ltd.                                                                            76,446         $    7,350,696
---------------------------------------------------------------------------------------------------------------------------------
Schroders PLC                                                                                      211,730              3,666,219
---------------------------------------------------------------------------------------------------------------------------------
Singapore Exchange Ltd.                                                                          1,516,000              3,834,438
---------------------------------------------------------------------------------------------------------------------------------
Van Lanschot N.V.                                                                                   55,950              4,968,420
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,819,773
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Intertek Group PLC                                                                                 363,900         $    4,789,964
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Bayer AG                                                                                           157,810         $    7,819,764
---------------------------------------------------------------------------------------------------------------------------------
Wacker Chemie AG (n)                                                                                55,040              6,647,292
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,467,056
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
SAP AG                                                                                              37,650         $    7,192,808
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR (n)                                                                        251,152         $    7,255,781
---------------------------------------------------------------------------------------------------------------------------------
Wienerberger AG                                                                                    120,900              5,804,903
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,060,684
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
AmorePacific Corp. (n)                                                                              13,720         $    5,965,838
---------------------------------------------------------------------------------------------------------------------------------
Kao Corp.                                                                                          284,000              7,576,238
---------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                       1,290,630              4,859,440
---------------------------------------------------------------------------------------------------------------------------------
L'Oreal S.A. (l)                                                                                    36,060              3,775,137
---------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                              296,080             12,295,259
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   34,471,912
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                                       25,700         $    5,933,802
---------------------------------------------------------------------------------------------------------------------------------
Legrand S.A.                                                                                       259,580              7,580,547
---------------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                                                   90,200              6,480,747
---------------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A. (l)                                                                         50,910              5,430,906
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   25,426,002
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 7.4%
---------------------------------------------------------------------------------------------------------------------------------
Canon, Inc.                                                                                        141,900         $    7,062,951
---------------------------------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd. (l)                                                                 242,000              5,878,292
---------------------------------------------------------------------------------------------------------------------------------
Royal Philips Electronics N.V.                                                                     322,660             11,006,219
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                        26,940             18,215,958
---------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (l)                                               818,142              7,616,902
---------------------------------------------------------------------------------------------------------------------------------
USHIO America, Inc.                                                                                225,000              5,062,644
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   54,842,966
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                                       8,381,000         $    7,327,980
---------------------------------------------------------------------------------------------------------------------------------
Norsk Hydro A.S.A.                                                                                 138,450              3,570,331
---------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                              407,590              7,158,146
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,056,457
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR                                                                       80,980         $    7,260,667
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A. (l)                                                                                     313,600             21,177,351
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   28,438,018
---------------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Aker Kvaerner A.S.A.                                                                                57,480         $    5,501,740
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Groupe Danone (l)                                                                                   54,240         $    7,464,641
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A. (l)                                                                                     41,874             14,405,568
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   21,870,209
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Tesco PLC                                                                                        2,392,269         $   17,191,406
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR (l)                                                                      77,820         $    4,041,193
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Ladbrokes PLC                                                                                      993,604         $    7,234,907
---------------------------------------------------------------------------------------------------------------------------------
Orient-Express Hotels Ltd., "A"                                                                     91,280              3,056,054
---------------------------------------------------------------------------------------------------------------------------------
William Hill PLC                                                                                   468,400              5,670,281
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,961,242
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                        169,070         $    7,619,985
---------------------------------------------------------------------------------------------------------------------------------
Assicurazioni Generali S.p.A.                                                                      178,230              6,721,343
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,341,328
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Capcom Co. Ltd. (l)                                                                                314,700         $    4,567,750
---------------------------------------------------------------------------------------------------------------------------------
Konami Corp. (l)                                                                                   127,600              3,251,717
---------------------------------------------------------------------------------------------------------------------------------
NAMCO BANDAI Holdings, Inc.                                                                        211,400              3,331,446
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,150,913
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                                          91,300         $    7,244,550
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Raiffeisen International Bank Holding AG                                                            58,110         $    5,242,139
---------------------------------------------------------------------------------------------------------------------------------
Societe Generale (l)                                                                                48,140              7,772,515
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,014,654
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Smith & Nephew PLC                                                                                 527,140         $    4,571,388
---------------------------------------------------------------------------------------------------------------------------------
Straumann Holding AG (l)                                                                            19,910              4,134,768
---------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                       43,910              4,796,801
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,502,957
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                                 178,090         $    7,707,615
---------------------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd. (l)                                                                              889,090             18,809,476
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   26,517,091
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
CSR PLC (n)                                                                                        297,150         $    6,634,000
---------------------------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"                                                                              1,351,240              4,492,886
---------------------------------------------------------------------------------------------------------------------------------
NICE Systems Ltd., ADR (n)                                                                         138,720              3,462,451
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,589,337
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 14.5%
---------------------------------------------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                                                       255,200         $    6,111,924
---------------------------------------------------------------------------------------------------------------------------------
Akbank T.A.S.                                                                                      961,983              5,254,225
---------------------------------------------------------------------------------------------------------------------------------
Bank of Cyprus Public Co. Ltd.                                                                     412,460              3,879,385
---------------------------------------------------------------------------------------------------------------------------------
CSU Cardsystem S.A. (n)                                                                            283,770              1,434,064
---------------------------------------------------------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG (l)                                                 126,800              7,669,132
---------------------------------------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                                             413,860             11,675,682
---------------------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC                                                                                  970,440             17,617,072
---------------------------------------------------------------------------------------------------------------------------------
ORIX Corp.                                                                                          26,950              7,154,969
---------------------------------------------------------------------------------------------------------------------------------
Standard Chartered PLC                                                                             290,780              7,283,874
---------------------------------------------------------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.                                                                  718              8,077,729
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                             248,947             14,093,439
---------------------------------------------------------------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                                   102,660              7,427,451
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (l)                                                                   1,113,280              8,880,322
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  106,559,268
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.5%
---------------------------------------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                                              141,200         $    5,728,390
---------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                                                812,680             23,035,340
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                   102,950             18,986,715
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   47,750,445
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
PagesJaunes Groupe S.A.                                                                            259,800         $    7,453,808
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A., Bearer Shares (l)                                                               48,728         $   10,283,884
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                               753,000         $    6,264,390
---------------------------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil S.A. (l)                                                                146,340              6,602,586
---------------------------------------------------------------------------------------------------------------------------------
KappAhl Holding AB                                                                                 558,220              3,558,141
---------------------------------------------------------------------------------------------------------------------------------
Nishimatsuya Chain Co. Ltd. (l)                                                                    200,000              3,852,382
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,277,499
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
China Mobile Ltd.                                                                                1,156,000         $    7,773,902
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Reliance Communication Ventures Ltd. (n)                                                           457,970         $    2,940,219
---------------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                                4,053,350              6,414,058
---------------------------------------------------------------------------------------------------------------------------------
Telenor A.S.A. (l)                                                                                 580,420              7,346,159
---------------------------------------------------------------------------------------------------------------------------------
TELUS Corp.                                                                                        136,360              6,696,718
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   23,397,154
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Iberdrola S.A.                                                                                     223,450         $    8,297,814
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                              $  716,546,946
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch, 5.25%, dated 8/31/06, total to be received $24,787,635 (secured by U.S.
  Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly
  traded account)                                                                              $24,784,000         $   24,784,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 10.1%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                74,539,121         $   74,539,121
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                $  815,870,067
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (10.7)%                                                                              (78,727,798)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $  737,142,269
---------------------------------------------------------------------------------------------------------------------------------

(l) All or a portion of this security is on loan.
(n) Non-income producing security.

The following abbreviations are used in this report and are defined:
ADR    American Depository Receipt

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERNATIONAL GROWTH FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 08/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $738,556,690
                                                                  ============
Gross unrealized appreciation                                     $ 86,361,908
Gross unrealized depreciation                                       (9,048,531)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 77,313,377
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of August 31, 2006 are as follows:


---------------------------------
United Kingdom              17.8%
---------------------------------
France                      13.4%
---------------------------------
Japan                       13.0%
---------------------------------
Switzerland                  9.7%
---------------------------------
Germany                      3.7%
---------------------------------
South Korea                  3.3%
---------------------------------
Mexico                       3.1%
---------------------------------
Hong Kong                    3.0%
---------------------------------
Italy                        2.9%
---------------------------------
Others                      30.1%
---------------------------------

MFS(R) International Diversification Fund

8/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS International Diversification Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2006

ISSUER                                                                                            SHARES/PAR         VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 99.6%
--------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Markets Equity Fund - Class I (h)                                                     2,015,830      $   70,211,354
--------------------------------------------------------------------------------------------------------------------------------
MFS International Growth Fund - Class I (h)                                                       13,158,050         351,056,771
--------------------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                                     5,220,175         140,422,708
--------------------------------------------------------------------------------------------------------------------------------
MFS International Value Fund - Class I (h)                                                        11,339,043         351,056,771
--------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I (h)                                                     24,672,665         491,479,480
--------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS                                                                                              $1,404,227,084
--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
Societe Generale, 5.29%, due 9/01/06                                                             $ 7,968,000      $    7,968,000
--------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                               $1,412,195,084
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.2)%                                                                               (2,192,273)
--------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                             $1,410,002,811
--------------------------------------------------------------------------------------------------------------------------------

(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERNATIONAL DIVERSIFICATION FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 08/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                          $1,250,275,583
                                                        ==============
Gross unrealized appreciation                           $  161,919,501
Gross unrealized depreciation                                        -
                                                        --------------
      Net unrealized appreciation (depreciation)        $  161,919,501
                                                        ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended August 31, 2006, is set forth below:

                                       BEGINNING        ACQUISITIONS       DISPOSITIONS          ENDING
                                      SHARES/PAR         SHARES/PAR         SHARES/PAR         SHARES/PAR
AFFILIATE                               AMOUNT             AMOUNT             AMOUNT             AMOUNT
-----------------------------------------------------------------------------------------------------------
MFS Emerging Markets Equity Fund       1,734,800           281,030                 -              2,015,830
MFS International Growth Fund         11,345,054         1,836,147           (23,151)            13,158,050
MFS International Value Fund           9,724,832         1,652,554           (38,343)            11,339,043
MFS Research International Fund       21,406,300         3,334,771           (68,406)            24,672,665

                                                        CAPITAL GAIN
                                       REALIZED        DISTRIBUTIONS
                                         GAIN         FROM UNDERLYING        DIVIDEND            ENDING
AFFILIATE                               (LOSS)             FUNDS              INCOME              VALUE
-----------------------------------------------------------------------------------------------------------
MFS Emerging Markets Equity Fund       $      -           $     -             $    -         $   70,211,354
MFS International Growth Fund            98,902                                                 351,056,771
MFS International Value Fund            142,986                                                 351,056,771
MFS Research International Fund         189,164                                                 491,479,480
                                       --------           -------             ------         --------------
                                       $431,052           $     -             $    -         $1,263,804,376
                                       ========           =======             ======         ==============

MFS(R) Aggressive Growth Allocation Fund

8/31/06
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Aggressive Growth Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 100.0%
---------------------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                                   3,959,792         $  106,518,404
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I (h)(n)                                                        17,731,096            154,792,466
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I (h)                                                            11,607,700            156,703,946
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Fund - Class I (h)(n)                                                          3,007,620             52,573,205
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                                                      4,684,145            104,269,070
---------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                                                        5,386,713            107,303,317
---------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I (h)(n)                                                      10,798,136            208,619,993
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                         6,199,040            156,959,681
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS                                                                                               $1,047,740,082
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.28%, due 9/01/06 (y)                                       $   895,000         $      895,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                $1,048,635,082
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.1)%                                                                                  (778,157)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $1,047,856,925
---------------------------------------------------------------------------------------------------------------------------------

(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS AGGRESSIVE GROWTH ALLOCATION FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 08/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $900,509,676
                                                                   ============
Gross unrealized appreciation                                      $148,125,406
Gross unrealized depreciation                                                 -
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $148,125,406
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended August 31, 2006, is set forth below:

                                            BEGINNING             ACQUISITIONS            DISPOSITIONS              ENDING
                                            SHARES/PAR             SHARES/PAR              SHARES/PAR             SHARES/PAR
AFFILIATE                                     AMOUNT                 AMOUNT                  AMOUNT                 AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund                     16,457,955              1,273,141                     -               17,731,096
MFS Mid Cap Value Fund                      11,236,253                433,112               (61,665)              11,607,700
MFS New Discovery Fund                       2,743,610                264,010                     -                3,007,620
MFS Strategic Growth Fund                   10,539,823                274,803               (16,490)              10,798,136

                                                                  CAPITAL GAIN
                                             REALIZED             DISTRIBUTIONS
                                               GAIN              FROM UNDERLYING            DIVIDEND                ENDING
AFFILIATE                                     (LOSS)                  FUNDS                  INCOME                 VALUE
-----------------------------------------------------------------------------------------------------------------------------

MFS Mid Cap Growth Fund                     $        -              $       -               $     -              $154,792,466
MFS Mid Cap Value Fund                         (84,997)                     -                     -               156,703,946
MFS New Discovery Fund                               -                      -                     -                52,573,205
MFS Strategic Growth Fund                       (9,002)                     -                     -               208,619,993
                                            ----------              ---------               -------              ------------
                                            $  (93,999)             $       -               $     -              $572,689,610
                                            ==========              =========               =======              ============

MFS(R) Conservative Allocation Fund

8/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Conservative Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2006

ISSUER                                                                                           SHARES/PAR        VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 100.0%
-----------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                                                          6,906,456      $ 64,920,689
-----------------------------------------------------------------------------------------------------------------------------
MFS Intermediate Investment Grade Bond Fund - Class I (h)                                         9,916,602        97,381,035
-----------------------------------------------------------------------------------------------------------------------------
MFS Limited Maturity Fund - Class I (h)                                                          20,350,908       129,838,794
-----------------------------------------------------------------------------------------------------------------------------
MFS Money Market Fund (h)                                                                        64,904,078        64,904,078
-----------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I                                                                  3,262,357        32,460,448
-----------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                                                       4,374,705        97,380,936
-----------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                                                         1,629,522        32,460,070
-----------------------------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I (n)                                                           1,680,132        32,460,145
-----------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                          3,845,985        97,380,328
-----------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS                                                                                             $649,186,523
-----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0%                                                                                   (39,882)
-----------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                            $649,146,641
-----------------------------------------------------------------------------------------------------------------------------

(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(n) Non-income producing security.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CONSERVATIVE ALLOCATION FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 08/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                          $597,721,032
                                                        ============
Gross unrealized appreciation                           $ 64,734,305
Gross unrealized depreciation                            (13,268,814)
                                                        ------------
      Net unrealized appreciation (depreciation)        $ 51,465,491
                                                        ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended August 31, 2006, is set forth below:

                                       BEGINNING        ACQUISITIONS       DISPOSITIONS          ENDING
                                      SHARES/PAR         SHARES/PAR         SHARES/PAR         SHARES/PAR
AFFILIATE                               AMOUNT             AMOUNT             AMOUNT             AMOUNT
---------------------------------------------------------------------------------------------------------
MFS Intermediate Investment Grade
Bond Fund                              9,777,999            320,329          (181,726)          9,916,602
MFS Limited Maturity Fund             19,956,175            725,372          (330,639)         20,350,908
MFS Money Market Fund                 63,377,557          2,458,837          (932,316)         64,904,078

                                                        CAPITAL GAIN
                                       REALIZED        DISTRIBUTIONS
                                         GAIN         FROM UNDERLYING        DIVIDEND            ENDING
AFFILIATE                               (LOSS)             FUNDS              INCOME              VALUE
----------------------------------------------------------------------------------------------------------
MFS Intermediate Investment Grade
Bond Fund                             $(161,127)          $     -           $1,168,899        $ 97,381,035
MFS Limited Maturity Fund              (175,883)                -            1,488,946         129,838,794
MFS Money Market Fund                         -                 -              796,012          64,904,078
                                      ---------           -------           ----------        ------------
                                      $(337,010)          $     -           $3,453,857        $292,123,907
                                      =========           =======           ==========        ============

MFS(R) Growth Allocation Fund

8/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Growth Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2006

ISSUER                                                                                            SHARES/PAR         VALUE ($)
MUTUAL FUNDS - 100.0%
--------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I (h)                                                      12,175,278      $  114,447,613
--------------------------------------------------------------------------------------------------------------------------------
MFS High Income Fund - Class I (h)                                                                30,103,287         114,091,456
--------------------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                                     4,251,553         114,366,765
--------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I (h)(n)                                                          25,682,814         224,210,964
--------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I (h)                                                              16,871,707         227,768,043
--------------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I (h)                                                              22,993,641         228,786,731
--------------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I (h)                                                                   10,223,238         227,569,285
--------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I (h)                                                     17,288,043         344,377,825
--------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I (h)(n)                                                        17,649,568         340,989,645
--------------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                          13,513,700         342,166,895
--------------------------------------------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS                                                                                                $2,278,775,222
--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.28%, due 9/01/06 (y)                                         $   828,000      $      828,000
--------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                               $2,279,603,222
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.0%                                                                                 (1,005,886)
--------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                             $2,278,597,336
--------------------------------------------------------------------------------------------------------------------------------

(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GROWTH ALLOCATION FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 08/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                          $1,993,422,943
                                                        ==============
Gross unrealized appreciation                           $  299,505,422
Gross unrealized depreciation                              (13,325,143)
                                                        --------------
      Net unrealized appreciation (depreciation)        $  286,180,279
                                                        ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended August 31, 2006, is set forth below:

                                       BEGINNING        ACQUISITIONS       DISPOSITIONS          ENDING
                                      SHARES/PAR         SHARES/PAR         SHARES/PAR         SHARES/PAR
AFFILIATE                               AMOUNT             AMOUNT             AMOUNT             AMOUNT
---------------------------------------------------------------------------------------------------------
MFS Government Securities Fund        12,239,670            147,312          (211,704)         12,175,278
MFS High Income Fund                  29,682,341            655,362          (234,416)         30,103,287
MFS Mid Cap Growth Fund               23,337,506          2,345,308                 -          25,682,814
MFS Mid Cap Value Fund                16,054,637            817,070                 -          16,871,707
MFS Research Bond Fund                23,045,984            308,127          (360,470)         22,993,641
MFS Research Fund                      9,881,550            341,688                 -          10,223,238
MFS Research International Fund       17,132,862            445,537          (290,356)         17,288,043
MFS Strategic Growth Fund             16,849,073            800,495                 -          17,649,568

                                                        CAPITAL GAIN
                                       REALIZED        DISTRIBUTIONS
                                         GAIN         FROM UNDERLYING        DIVIDEND            ENDING
AFFILIATE                               (LOSS)             FUNDS              INCOME              VALUE
----------------------------------------------------------------------------------------------------------
MFS Government Securities Fund        $ (160,149)         $    -            $1,371,396       $  114,447,613
MFS High Income Fund                     (60,379)              -             2,048,030          114,091,456
MFS Mid Cap Growth Fund                        -               -                                224,210,964
MFS Mid Cap Value Fund                         -               -                                227,768,043
MFS Research Bond Fund                  (353,051)              -             3,034,610          228,786,731
MFS Research Fund                              -               -                                227,569,285
MFS Research International Fund        1,031,476               -                                344,377,825
MFS Strategic Growth Fund                      -               -                     -          340,989,645
                                      ----------          ------            ----------       --------------
                                      $  457,897          $    -            $6,454,036       $1,822,241,562
                                      ==========          ======            ==========       ==============

MFS(R) Moderate Allocation Fund

8/31/06
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

MFS Moderate Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2006


ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 99.9%
---------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I (h)                                                    21,247,191         $  199,723,596
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Fund - Class I (h)                                                              26,309,269             99,712,128
---------------------------------------------------------------------------------------------------------------------------------
MFS Intermediate Investment Grade Bond Fund - Class I (h)                                       20,322,760            199,569,503
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I (h)(n)                                                        11,064,200             96,590,466
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I (h)                                                             7,348,477             99,204,438
---------------------------------------------------------------------------------------------------------------------------------
MFS Money Market Fund (h)                                                                       99,386,830             99,386,830
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I (h)                                                            20,072,262            199,719,010
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I (h)                                                                 13,416,111            298,642,630
---------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I (h)                                                   10,091,033            201,013,376
---------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I (h)(n)                                                      10,265,177            198,323,221
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                        11,831,116            299,563,848
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS                                                                                               $1,991,449,046
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.28%, due 9/01/06 (y)                                       $ 1,872,000         $    1,872,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                $1,993,321,046
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0%                                                                                       341,407
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $1,993,662,453
---------------------------------------------------------------------------------------------------------------------------------

(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MODERATE ALLOCATION FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 08/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $1,775,911,605
                                                                ==============
Gross unrealized appreciation                                   $  239,527,189
Gross unrealized depreciation                                      (22,117,748)
                                                                --------------
      Net unrealized appreciation (depreciation)                $  217,409,441
                                                                ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended August 31, 2006, is set forth below:

                                                  BEGINNING             ACQUISITIONS        DISPOSITIONS             ENDING
                                                 SHARES/PAR              SHARES/PAR          SHARES/PAR            SHARES/PAR
AFFILIATE                                          AMOUNT                  AMOUNT              AMOUNT                AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund                   21,387,818                257,230             (397,857)             21,247,191
MFS High Income Fund                             25,988,833                541,386             (220,950)             26,309,269
MFS Intermediate Investment Grade Bond Fund      20,378,394                250,088             (305,722)             20,322,760
MFS Mid Cap Growth Fund                          10,163,212                900,988                    -              11,064,200
MFS Mid Cap Value Fund                            7,059,395                289,082                    -               7,348,477
MFS Money Market Fund                            99,087,090              1,363,199           (1,063,459)             99,386,830
MFS Research Bond Fund                           20,143,509                269,209             (340,456)             20,072,262
MFS Research Fund                                13,020,115                395,996                    -              13,416,111
MFS Research International Fund                  10,397,139                 62,820             (368,926)             10,091,033
MFS Strategic Growth Fund                        9,785,069                 480,108                    -              10,265,177

                                                                        CAPITAL GAIN
                                                  REALIZED              DISTRIBUTIONS
                                                    GAIN               FROM UNDERLYING        DIVIDEND               ENDING
AFFILIATE                                          (LOSS)                   FUNDS              INCOME                VALUE
-------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund                   $ (303,968)             $       -          $  2,394,539         $  199,723,596
MFS High Income Fund                                (56,632)                     -             1,794,807             99,712,128
MFS Intermediate Investment Grade Bond Fund        (261,148)                     -             2,412,964            199,569,503
MFS Mid Cap Growth Fund                                   -                      -                     -             96,590,466
MFS Mid Cap Value Fund                                    -                      -                     -             99,204,438
MFS Money Market Fund                                     -                      -             1,233,185             99,386,830
MFS Research Bond Fund                             (329,122)                     -             2,651,366            199,719,010
MFS Research Fund                                         -                      -                     -            298,642,630
MFS Research International Fund                   1,446,617                      -                     -            201,013,376
MFS Strategic Growth Fund                                 -                      -                     -            198,323,221
                                                 ----------              ---------          ------------         --------------
                                                 $  495,747              $       -          $ 10,486,861         $1,691,885,198
                                                 ==========              =========          ============         ==============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: October 19, 2006
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: October 19, 2006
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 19, 2006
      ----------------


* Print name and title of each signing officer under his or her signature.